Selected Statement of Operations Data (Details) - Schedule of revenues classified by product lines - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Revenues	$ 23,374	$ 22,664	$ 18,135
Product line “A” [Member]
Product Information [Line Items]
Revenues	11,986	13,591	14,923
Product line “B” [Member]
Product Information [Line Items]
Revenues	2,642	2,956	3,212
Product line "C" [Member]
Product Information [Line Items]
Revenues	$ 8,746	$ 6,117